SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The financial statements for the three and nine months ended September 30, 2025 and 2024 reflect the recast consolidated statements of FTS to give effect to the Recombination of entities under common control to the earliest period presented. The Condensed Consolidated Financial Statements include the accounts of the Company and the combined wholly-owned subsidiaries over which the Company controls significant operating, financial, and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which the Company is determined to have a controlling financial interest. In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows have been included and are of a normal and recurring nature. All intercompany balances and transactions have been eliminated.
Certain information and footnote disclosures normally included in financial statements prepared under GAAP may be condensed or omitted for interim financial reporting, and the operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim or annual period.
These Condensed Consolidated Financial Statements should be read in conjunction with the Company’s audited Combined Consolidated Financial Statements for the year ended December 31, 2024 and footnotes thereto included in the Company's Registration Statement on Form S-1 filed with the Securities and Exchange Commission (“SEC”), as amended and declared effective on September 10, 2025. Capitalized terms used herein, and not otherwise defined, are defined in the Company’s Combined Consolidated Financial Statements for the year ended December 31, 2024.
Emerging Growth Company
The Company is an “emerging growth company” (“EGC”), as defined in Section 2(a)(19) of the Securities Act of 1933, as amended, and modified by the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts EGCs from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an EGC can elect to opt out of the extended transition period and comply with the requirements that apply to non-EGCs, but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when an accounting standard is issued or revised and it has different application dates for public and private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s Condensed Consolidated Financial Statements with another public company that is neither an EGC nor an EGC that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Consolidation
Variable Interest Entities
A variable interest entity (“VIE”) is a legal entity in which (i) equity at risk investors do not have the characteristics of a controlling financial interest, (ii) the entities do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties, or (iii) substantially all of the activities of the entity are performed on behalf of the party with disproportionately few voting rights. The Company’s variable interest arises from contractual, ownership, or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.
The determination of whether or not to consolidate a VIE under GAAP requires a significant amount of judgment concerning the degree of control over an entity by its holders of variable interests. To make these judgments, management conducts an analysis, on a case-by-case basis, on whether the Company is the primary beneficiary, the party who has the power to direct the activities of a VIE that most significantly impacts its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, and are therefore required to consolidate the entity.
In circumstances where an entity does not have the characteristics of a VIE, the Company would consolidate the entity if the Company owns a majority of the equity interest and has control over significant operating, financial and investing decisions of the entity. For entities over which the Company exercises significant influence, but which do not meet the requirements for consolidation, the Company applies the equity method of accounting whereby it records its share of the underlying income of such entities. The Company records its share of income and losses in “Other income, net” in the Condensed Consolidated Statements of Operations. Distributions from equity method investments are classified as investing activities in the Condensed Consolidated Statements of Cash Flows.
The Company applies the measurement alternative for entities in which the Company holds non-security interests and over which the Company does not exercise significant influence. Under the measurement alternative, investments are measured at cost, less any impairments, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer in the current period. The carrying value is not adjusted for the Company’s investment if there are no observable price changes in a same or similar security from the same issuer or if there are no identified events or changes in circumstances that may indicate impairment.
See Note 3 for additional information regarding the Company’s measurement alternative and equity method investees.
Management continually reconsiders whether the Company should consolidate a VIE or not; upon the occurrence of certain events, management will reconsider its conclusion regarding the status of an entity as a VIE. See Note 9 for additional information regarding the VIEs that the Company consolidates.
Noncontrolling Interests in Consolidated Subsidiaries
Noncontrolling interests represent the portion of subsidiaries’ net assets the Company consolidates but does not own. The Company recognizes each noncontrolling holder’s respective share of the net assets at the date of formation or acquisition. Noncontrolling interests are subsequently adjusted for the noncontrolling holder’s share of additional contributions, distributions, and their share of the net earnings or losses of each respective consolidated entity. The Company allocates net income or loss to noncontrolling interests based on the weighted-average ownership interest during the period. The net income or loss that is not attributable to the Company is reflected in “Net income attributable to noncontrolling interests in consolidated subsidiaries” in the Condensed Consolidated Statements of Operations. The Company does not recognize a gain or loss on transactions with a consolidated entity in which it does not own 100% of the equity, but the Company reflects the difference in cash received from, or paid to, the noncontrolling interests as adjustments to its carrying amount offset by additional paid-in-capital adjustments.
Segments
As detailed in Note 1, the Recombination that was effective on August 29, 2025 recombined FTI and FMH through a series of transactions into a single operating entity. Prior to the Recombination, the Company operated and managed its business through FTI and FMH, including their respective subsidiaries, as two distinct legal entities and disclosed operating segments based on each legal entity.
Following the Recombination, the Company operates as a single operating and reportable segment. The legacy executive management teams have been consolidated into one executive team, and the Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
The CODM evaluates performance and allocates resources using consolidated net income as reported in the Condensed Consolidated Statements of Operations. Significant expense categories and revenue streams reviewed by the CODM are presented on the face of the Condensed Consolidated Statements of Operations. The CODM does not review assets, liabilities, or capital expenditures at a more granular level; accordingly, no such disclosures are presented. Total consolidated assets are presented on the Condensed Consolidated Balance Sheets.
Substantially all of the Company’s revenues and long-lived assets are located in the United States, and the Company does not have any customers that represent more than 10% of consolidated revenues.
The change in segment reporting did not have an impact on the Company’s consolidated financial position, results of operations, cash flows, or stockholders’ equity.
Risks and Uncertainties
In the course of its business, the Company primarily encounters two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on the Company’s investments that results from a borrower’s or counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments due to changes in prepayment rates, interest rates, or other market factors, including risks that impact the value of the collateral underlying the Company’s marketable securities, loans, servicing, and digital assets. To the extent the Company originates, invests in, or services loans concentrated in certain geographic locations, disruptions to those locations may cause material risks to the Company despite favorable macroeconomic conditions.
Changes in federal, state, or international tax laws or tax rulings could adversely affect the Company’s effective tax rate and its operating results.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make subjective estimates, judgments, and assumptions that affect the reported amounts in these Condensed Consolidated Financial Statements and accompanying notes, including assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Condensed Consolidated Financial Statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and estimates may change as the Company obtains new information. Management uses historical experience, current events, and other factors to develop estimates and assumptions that management reviews periodically. The Condensed Consolidated Financial Statements reflect the effects of estimate revisions in the period in which such revisions occur. Management believes that these estimates and assumptions provide a reasonable basis for the fair presentation of the Condensed Consolidated Financial Statements.
Significant estimates include the determination of the prepayment rates, discount rates, default rates, and servicing costs (as applicable) used in determining the fair value adjustments for loans held for sale, held for investment, and servicing assets; valuation allowance for deferred tax assets; fair value of warrants; stock-based compensation, including the grant date fair value of the related common stock and employee awards of the Company, and other employee-related costs; inputs for capitalized internal use software and the related useful life for amortization; and whether or not to consolidate a VIE.
Fair Value
GAAP requires the categorization of the fair value of assets and liabilities into three broad levels that form a hierarchy based on the transparency of inputs to the valuation.

Level	Measurement
1	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
2	Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets and inputs other than quoted prices that are observable for the asset or liability.
3	Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.
The Company follows this hierarchy for its assets and liabilities, with classifications based on the lowest level of input that is significant to the fair value measurement. The following summarizes the Company’s assets and liabilities within the fair value hierarchy at September 30, 2025 and December 31, 2024:

Level	Assets and Liabilities	Measurement
1	Cash and cash equivalents and restricted cash	Estimates of fair value are measured using observable, quoted market prices, or Level 1 inputs.
	Digital assets	Estimates of fair value are measured using observable, quoted digital asset prices within the Company’s principal market at the time of measurement as Level 1 inputs.
2	Marketable securities	Estimates of fair value are measured based upon observable market data of similar instruments.
	Publicly-traded face-amount certificates	Estimates of fair value are measured based upon observable market data of similar instruments.
3	Marketable Securities —Residual Interest Securities	Estimates of fair value are measured based upon discounted expected future cash flows arising from the securitization collateral cash flows after payments of principal and interest to senior noteholders and other fees, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios.
	Loans	Estimates of fair value are measured based upon discounted expected future contractual loan cash flows, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios.
	Loan servicing assets	Estimates of fair value are measured based upon discounted expected future cash flows arising from the market fees earned to service underlying similar loans, net of market servicing costs, of the forecasted loan balances, incorporating scheduled principal and interest collections as well as prepayment and default rates.
Significant Inputs — For the assets and liabilities measurements above, the Company uses the following significant inputs:
•Conditional Prepayment Rate (“CPR”) — The percentage per annum of a pool of loans expected to voluntarily repay principal in advance of scheduled, contractual payment terms based on available market data for similar loan types and prepayment statuses.
•Constant Default Rate (“CDR”) — The percentage per annum of a pool of loans expected to experience delinquency of greater than 90 days based on available market data for similar loan types and delinquency statuses.
•Servicing Rates — Servicing rates used by the Company are based on available market data for similar loan types and delinquency statuses.
•Discount Rate — Expected future cash flows are discounted at a rate derived from market data for similar financial instruments or related collateral.
Fair Value Option — The fair value option provides the Company with an irrevocable option to elect fair value as an alternative measurement for selected financial instruments upon initial recognition of an asset or liability, which the Company is then required to carry at fair value and reflect changes thereon in earnings. The Company elected the fair value option for marketable securities, including retained security interests, publicly-traded face-amount certificate liabilities, and loans as management believes incorporating current market conditions in the carrying value of these financial instruments provides better information regarding the Company’s economic exposure to these assets.
Valuation Process — On a quarterly basis, with assistance from an independent valuation firm, management estimates the fair value of the Company’s Level 3 assets and liabilities. The Company’s determination of fair value is based upon the best information available for a given circumstance and may incorporate assumptions that are management’s best estimates after considering a variety of internal and external factors. When an independent valuation firm expresses an opinion on the fair value of an asset or liability in the form of a range, management selects a value within the range provided by the independent valuation firm to assess the reasonableness of management’s estimated fair value for that asset or liability. At September 30, 2025, the Company’s valuation process for Level 3 measurements, as described below, was conducted internally or by an independent valuation firm and reviewed by management:
•Marketable Securities — Residual Interest Securities — Management generally classifies the Company’s investments in the residual interests of securitizations collateralized by loans as Level 3 assets in the fair value hierarchy given such assets lack sufficient observable market activity to classify as Level 2. The Company also holds marketable securities in certain securitizations with recent similar transactions in active markets to derive the fair value of those securities as Level 2 assets.
•Loans — Management generally considers the Company’s loans as Level 3 assets in the fair value hierarchy as such assets are illiquid investments that are specific to the loan product, for which there is limited market activity. On a quarterly basis, management engages an independent valuation firm to estimate the fair value of each loan categorized as a Level 3 asset.
•Loan Servicing Asset — Management generally considers the Company’s servicing assets as Level 3 assets in the fair value hierarchy given such assets are illiquid contracts that are specific to the loan pool serviced. Servicing fees earned, and costs incurred, are derived from various loan types and are adjusted for the loans the Company services.
•Other Valuation Matters — For Level 3 assets acquired, and liabilities assumed, during the calendar month immediately preceding a quarter end that were conducted in an orderly transaction with an unrelated party, management generally believes that the transaction price provides the most observable indication of fair value given the illiquid nature of these assets or liabilities unless management is aware of any circumstances that may cause a material change in the fair value through the remainder of the reporting period. For instance, significant changes in a counterparty’s intent or ability to make payments on a financial asset may cause material changes in the fair value of that financial asset.
See Note 12 for additional information regarding the valuation of the Company’s assets and liabilities.
Transfers and Servicing
In situations where the Company is the transferor of financial assets to an entity that it does not consolidate, the Company assesses whether the transfer of the underlying assets would qualify for sale accounting or should be accounted for as secured borrowing.
A special purpose entity (“SPE”) is an entity designed to fulfill a specific limited need of the company that organized it. SPEs are often used to facilitate transactions that involve securitizing financial assets or resecuritizing previously securitized financial assets. The objective of such transactions may include obtaining non-recourse financing, obtaining liquidity, or refinancing the underlying securitized financial assets on improved terms. Securitization involves transferring assets to an SPE to convert all or a portion of those assets into cash before they would have been realized in the normal course of business through the SPE’s issuance of debt or equity instruments. Investors in an SPE usually have recourse only to the assets in the SPE and, depending on the overall structure of the transaction, may benefit from various forms of credit enhancement, such as over-collateralization in the form of excess assets in the SPE, priority with respect to receipt of cash flows relative to holders of other debt or equity instruments issued by the SPE, or a line of credit or other form of liquidity agreement that is designed with the objective of ensuring that investors receive principal and/or interest cash flow on the investment in accordance with the terms of their investment agreement. The Company generally securitizes loans if possible.
The Company may periodically enter into transactions in which it transfers assets to a third party. Upon a transfer of financial assets, the Company may retain or acquire subordinated interests in the related assets. In such circumstances, the Company determines whether it has surrendered control over the transferred financial assets, considering its continuing involvement in the transferred financial asset through arrangements or agreements made contemporaneously with, or in contemplation of, the transfer.
If the Company surrenders control of the financial assets, including legal isolation of the financial asset and ability of the transferee to pledge or exchange the transferred assets without constraint, the Company accounts for the transfer as a sale and (a) recognizes the financial and servicing assets it acquired or retained and the liabilities it has incurred, (b) derecognizes financial assets it has sold and liabilities extinguished, (c) recognizes a gain (loss) for the fair value of servicing assets (liabilities), if any, obtained as “Gain (loss) on servicing asset, net” in the Condensed Consolidated Statements of Operations, and (d) for loans sold, recognizes a realized gain or loss for the difference between the cash proceeds from the sale of loans and the carrying value of the loans sold as “Gain on sale of loans, net” in the Condensed Consolidated Statements of Operations.
If the Company has not transferred the entire original financial asset to an entity that is not consolidated and/or when the transferor has continuing involvement with the transferred financial asset that precludes treating the transfer as a sale, the Company retains the financial assets with a related secured borrowing liability for the collateral pledged and does not recognize any gain or loss.
Leases
The Company recognizes right-of-use assets (“ROU”) and lease liabilities for operating leases at the commencement date of the lease based on the present value of remaining fixed and determinable lease payments over the lease term. The Company calculates the present value of future payments by using an estimated incremental borrowing rate, which approximates the rate at which the Company would borrow on a secured basis and over a similar term, and recognizes lease expense for operating leases on a straight-line basis over the lease term. ROU assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company uses the incremental borrowing rate on the commencement date in determining the present value of the lease payments.
Derivatives
The Company enters into long and short treasury note futures contracts to manage its interest rate risk and, from time to time, enhance investment returns. The Company’s derivatives are recorded as either assets or liabilities in the Condensed Consolidated Balance Sheets and measured at fair value. The Company’s derivative financial instrument contracts are not designated as accounting hedges under GAAP; accordingly, all changes in fair value are recognized in earnings. The Company estimates the fair value of its derivative instruments as described in Note 12 of these Condensed Consolidated Financial Statements.
The Company recorded aggregate net realized and unrealized gains (losses) for derivative assets and liabilities within “Gain on sale of loans, net” in the Condensed Consolidated Statements of Operations of $0.3 million and $(6.1) million for the three and nine months ended September 30, 2025, respectively, and $— million and $— million for the three and nine months ended September 30, 2024, respectively.
The Company records derivative assets and liabilities within “Other current liabilities” and “Other current assets” in the Condensed Consolidated Balance Sheets. As of September 30, 2025 and December 31, 2024, we recorded the following balances, respectively:

	Notional	September 30, 2025	December 31, 2024
Other current assets
Treasury note futures	$213,700	$11	$329
Balance Sheet Measurement
Cash, Cash Equivalents and Restricted Cash
The Company considers all highly liquid short-term investments with maturities less than 90 days when purchased to be cash equivalents, which are primarily money market funds for the Company. Substantially all amounts on deposit with federally insured financial institutions exceed insured limits. Restricted cash represents cash held on behalf of third parties, primarily principal and interest collected on behalf of loan investors as part of the Company’s servicing operations and held in restricted accounts.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Condensed Consolidated Balance Sheets to the total of the same amounts shown in the Condensed Consolidated Statements of Cash Flows:

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$1,097,123	$287,256
Restricted cash	64,590	57,777
Total cash, cash equivalents and restricted cash	$1,161,713	$345,033
Investments
Marketable Securities
Upon securitization of loans that the Company originates or purchases in transactions that qualify as sales, the Company is required to retain a certain portion of the securitization trusts into which the loans are sold in the form of debt securities and/ or beneficial or other interests to satisfy risk retention regulations. In each case, the Company elected the fair value option, where applicable, for the securities and other interests acquired at the time of sale, and it carries those securities and other interests at their fair values. Realized and unrealized changes in fair value are recorded as components of “Gain on sale of loans, net” in the Condensed Consolidated Statements of Operations resulting in a total increase of $0.9 million and $4.5 million for the three and nine months ended September 30, 2025, respectively, and $0.9 million and $2.7 million for the three and nine months ended September 30, 2024, respectively.
Digital Assets
The Company holds digital assets for sale, measured at fair value, with changes in fair value recognized in “Other income, net” in the Condensed Consolidated Statements of Operations.
Realized gains and losses on disposition of digital assets held for sale are recognized on a first-in-first-out basis that are influenced by the volume and mix of digital assets received and used as well as the timing of the digital asset turnover. Cash flows from digital assets held for sale are recorded as investing activities in the Condensed Consolidated Statements of Cash Flows.
The Company also holds digital assets held as collateral against personal loans that the Company originates. Recognized customer assets and liabilities comprise customer custodial funds and corresponding customer custodial liabilities that represent the Company’s obligation to return these assets to customers. Digital asset collateral is recognized if the Company obtains control of the collateral. The company does not obtain control of digital assets provided as collateral in self-custody via decentralized Multi-Party Computation (“MPC”) wallets. The Company does not use customer digital assets held as collateral for any loan, margin, rehypothecation, or other similar activities to which the Company or its affiliates are a party, without the customer’s consent.
The Company also holds digital assets supported by blockchain network protocols that verify new blocks of data through a consensus mechanism where digital asset holders are selected to participate in network functions, such as verifying new blocks, based on the relative percentage of assets they have placed at stake. By performing these functions, new digital assets are created and awarded to those performing the function, and the Company recognizes such awards as “Other income, net” in the Condensed Consolidated Statements of Operations when earned and available for use.
See Notes 3 and 12 for additional information regarding the Company’s investments and related valuation, respectively.
Servicing Rights
Servicing rights represent the contractual right to service the loan that the Company either originates and sells or purchases and sells. Upon loan sale, the Company recognizes a servicing asset at fair value, with realized and unrealized changes in fair value recorded as components of “Gain (loss) on servicing asset, net” in the Condensed Consolidated Statements of Operations. Realized gains (losses) on servicing rights represent the excess (deficient) expected benefits of servicing that are greater (less) than market compensation for servicing obligations, based on the estimated fair value of servicing rights retained. Servicing rights are aggregated into pools as applicable, and each pool of servicing rights is accounted for in the aggregate as a servicing asset.
After the sale of loans that the Company services, the Company recognizes the monthly contractual servicing fees it earns, gross of subservicing fees paid to a third party subservicer, based upon the unpaid principal balance (“UPB”) of the underlying loans as revenue, presented as “Servicing fees” in the Condensed Consolidated Statements of Operations.
See Notes 4 and 12 for additional information regarding the Company’s servicing rights and valuation, respectively.
Loans
The Company’s loan portfolio primarily consists of originated or purchased HELOC loans classified as either (a) held-for-investment when management has the intent and ability to hold such loans until maturity or repayment for the foreseeable future or (b) held for sale when management intends to sell the loans. Additionally, the Company originates personal loans collateralized by digital assets. Upon origination or purchase, the Company elects the fair value option for all loans, except for those made to related parties, and carries those loans at their fair value. Realized and unrealized changes in fair value are recorded as components of “Gain on sale of loans, net” in the Condensed Consolidated Statements of Operations, resulting in a net gain (loss) of $9.2 million and $7.7 million for the three and nine months ended September 30, 2025, respectively, and $17.9 million and $29.4 million for the three and nine months ended September 30, 2024, respectively.
The Company recognizes loan discounts, if any, on the loans it originates as “Origination fees” in the Condensed Consolidated Statements of Operations at time of origination.
See Notes 5 and 12 for additional information regarding the Company’s loans and related valuation, respectively, and see Note 10 for information regarding the Company’s commitments and obligations related to loans the Company holds and sells.
Debt
The Company primarily finances its operations using (a) warehouse credit facilities secured by the loans it originates or acquires (“Funding Debt”), (b) repurchase agreements for the securities it retains upon securitization of those loans, excluding residual interests therein (“Retained Interest Facility”), and (c) a promissory note under a senior secured financing facility whereby the Company pledges certain eligible loan servicing rights, net of expected costs (“MSR Note”).
Each of these borrowing arrangements are treated as collateralized financing transactions and carried at their contractual amounts, excluding accrued interest, as specified in the respective agreements. The carrying amount of the Company’s secured financing agreements and warehouse credit facilities approximates fair value as they are either short-term and/or mark-to-market facilities. The Company pledges certain securities, loans, or other assets as collateral under secured financing agreements and warehouse credit facilities with financial institutions, the terms and conditions of which are governed by each respective lender agreement. The amounts available to be borrowed under repurchase agreements and warehouse credit facilities are dependent upon the fair value of the securities, or unpaid principal balance of loans pledged as collateral, which can fluctuate with changes in interest rates, type of security, and liquidity conditions within the banking, mortgage finance, and real estate industries.
The Company capitalizes and amortizes deferred debt facility costs incurred when entering financing agreements on a straight-line basis over the expected term of term facilities or weighted-average life of the expected principal repayments for revolving credit facilities. The Company recognizes amortization of deferred debt facility costs, as well as deferred amounts written off and contractual interest and fees owed as incurred, as interest expense in its Condensed Consolidated Statements of Operations, which does not materially differ from the effective interest method applied to such facilities.
The Company also consolidates the Figure Certificate Company (“FCC”) that issues face-amount certificates that trade on blockchain as an interest-bearing stablecoin (“YLDS”), which the Company carries at fair value and expenses financing costs as incurred.
See Note 6 for additional information regarding the Company’s debt.
Other Assets and Liabilities
At September 30, 2025 and December 31, 2024, (a) Other current assets primarily included prepaid expenses and distressed asset claims and (b) Other non-current assets primarily included right-of-use lease assets, internally developed software, and other investments. At September 30, 2025 and December 31, 2024, Other current liabilities primarily included digital asset collateral repayment obligations, loan indemnification reserve, and other payables.
See Notes 3 and 12 for further information on the digital asset collateral repayment obligation.
Income Recognition
Revenue Recognition
The Company’s revenues are substantially comprised of ecosystem and technology fees, loan originations and sales gains or losses, including interest income earned on those loans, and loan servicing.
Ecosystem Fees
The Company provides certain loan originators access to its custom-built marketplace platform to facilitate the origination, buying, and selling of standardized assets originated through its loan origination system in exchange for fees to use its technology for origination. The provision of continuous stand-ready access to this platform is the Company’s only performance obligation. Accordingly, the performance obligation is satisfied when each loan is originated and the Company has the right to invoice the loan originator upon origination. Loan originators can access the platform until their status is terminated via written notice by either the loan originator or the Company.
The Company elected to use the as-invoiced practical expedient to recognize revenue associated with this subscription as the invoiced amount directly corresponds to the value to the loan originator of the Company’s performance obligation completed to date since the platform no longer provides any further utility to the loan originator after loan origination.
Ecosystem fees are one-time fees applied on a loan-by-loan basis, and invoiced monthly based on the monthly funded volume the loan originator originated in the previous complete calendar month. The fees are based on a sliding scale that decreases as higher volume tiers are reached, with some loan originators subject to a minimum fee threshold applicable to higher volume tiers. The Company assesses the tiered volume on a month-to-month basis and volume applied to tiers reached in any given month does not apply to future periods.
Technology Fees
The Company earns volume-based technology and processing fees, based on the principal balance of each loan originated from our originator partners, excluding wholesale brokers, using the Technology Offering, access to which represents the Company’s sole performance obligation that is satisfied upon each loan transaction, as well as a fee associated with the execution of loan sales. The Technology Offering enables partners, who are retail and wholesale lenders, to originate loans branded under each partner’s name, through access to a suite of services such as loan application, submission and verification, risk underwriting, and electronic loan offer and documentation delivery for borrower execution.
The Company bills a fixed amount for each loan originated and generally bills associated fees on a monthly basis with customary payment terms. As such, the Company’s contracts with customers do not include a significant financing component.
The Company recognizes ecosystem and technology fees in accordance with FASB Accounting Standards Codification Topic (“ASC”) 606, Revenue from Contracts with Customers or ASC 310, Receivables. If the Company purchases a loan on which it earns ecosystem or technology fees, it recognizes the revenue in accordance with ASC 310 upon purchase, or origination if the loan seller originates a loan using the Company’s platform, as the Company elects the fair value option for those loans. When the Company does not purchase the loan, it recognizes the revenue in accordance with ASC 606 upon invoicing as the Company elected the practical expedient to recognize revenue in the amount to which the Company has the right to invoice.
At the Company’s discretion and subject to its right of first refusal, the Company may purchase loans originated using its Technology Offering and account for such purchases in accordance with ASC 860, classified as Loans held for sale, at fair value in the Condensed Consolidated Balance Sheets as the Company intends to resell these loans to third-party loan investors while retaining servicing rights.
Program Fees
The Company earns a fee for arranging and facilitating the transfer of financials assets through the securitization of HELOCs, for which the Company accounts under ASC 860. This fee is based on the outstanding principal balance of the transferred HELOC and is fully earned and paid on the securitization closing date.
The following table presents the components of “Ecosystem and technology fees” in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Ecosystem and technology fees
Technology offering fees(A)	$15,548	$5,179	$35,195	$15,332
Ecosystem fees(B)	16,248	—	35,501	—
	31,796	5,179	70,696	15,332
Program fees(C)	3,895	2,144	8,749	4,498
Total ecosystem and technology fees	$35,691	$7,323	$79,445	$19,830
__________________
(A)Technology offering fees include fees that are accounted for under ASC 606, as well as $6.7 million and $13.5 million for the three and nine months ended September 30, 2025 that are in the scope of ASC 310. All technology fees recorded for the three and nine months ended September 30, 2024 were within the scope of ASC 606.
(B)Ecosystem fees include fees that are accounted for under ASC 606, as well as $8.5 million and $17.5 million for the three and nine months ended September 30, 2025 that are in the scope of ASC 310. The Company did not earn ecosystem fees for the three and nine months ended September 30, 2024.
(C)Program fees are not in the scope of ASC 606.
Interest Income
The Company earns interest income primarily from three sources:
•Loans — The Company accrues interest income on loans it holds based on the UPB outstanding at contractual interest rates, reported as “Interest income” in the Condensed Consolidated Statements of Operations. Loans are placed on nonaccrual status when they become 90 days past due (30 days past due for collateralized personal loans) or when management doubts full recovery of interest and principal. Loans are considered past due when contractually required principal or interest payments have not been made on the due dates. When a loan is placed on nonaccrual status, the accrued and unpaid interest is reversed as a reduction of interest income and accrued interest receivable. Interest income is subsequently recognized only to the extent cash payments are received or when the loan has been placed back in accrual status. Loans are restored to accrual status when the loan becomes current and management expects repayment of the remaining contractual principal and interest. The Company also recognizes cash received on non-accrual loans as interest income after all contractual principal is repaid or expects collection of the remaining UPB.
•Marketable Securities — The Company recognizes interest income on debt securities where the Company expects to collect all contractual cash flows, and the debt security cannot be contractually prepaid in such a way that the Company would not recover substantially all of its recorded investment based on the stated coupon rate and the outstanding principal amount of the debt security. The Company recognizes interest income on beneficial interests based on the investment’s accretable yield, which represents the difference between the expected undiscounted cash flows and the carrying value of the investment. The Company recognizes the accretable yield as interest income on a prospective level yield basis over the life of the expected cash flows. Changes in the amount or timing of actual or expected cash flows may change the accretable yield, and the Company adjusts interest income recognized in future periods using a recalculated level yield applied to the then-current carrying value. Increases (decreases) in the amount of cash flows or acceleration (deceleration) of cash flows, in isolation, generally increase (decrease) the interest income recognized in future periods.
•Cash and Cash Equivalents — The Company accrues interest income monthly for cash held at depository institutions and investments in short-term instruments such as money-market funds.
Other Revenue
Other revenue consists of fees earned and gains (losses) on the Company’s investments in certain entities during the three and nine months ended September 30, 2025 and 2024. See Note 3 for additional information regarding the Company’s equity method investments.
See “— Loans” for a discussion of revenues recognized as “Origination fees” and “Gain on sale of loans, net”, and see “— Servicing” for a discussion of revenue recognized as “Servicing fees” and “Gain (loss) on servicing asset, net”, respectively, in the Condensed Consolidated Statements of Operations.
Expense Recognition
Operating Costs
The Company presents stock-based compensation, software costs, and other operational expenses within the following functional groups based on the headcount allocable to each group and the specific operation of each group:
•General and Administrative — Corporate activities not allocable to the other groups
•Technology and product development — Development and maintenance of the Technology Offering
•Operations and processing — Loan underwriting, origination, and servicing
•Sales and marketing — Advertising, marketing, and sales
Stock-Based Compensation
The Company issues stock options and restricted stock units (“RSUs”) to employees and non-employees, including directors and consultants. Stock options are initially measured at fair value at the date of grant using a
Black-Scholes option-pricing model, and RSUs are measured at the fair market value of the Company’s common stock at the grant date.
For RSUs that include a market condition, the grant-date fair value is estimated using a Monte Carlo simulation model, which incorporates assumptions regarding the expected volatility of the Company’s common stock and other market-related factors. Compensation expense for such awards is recognized over the requisite service period, regardless of whether the market condition is ultimately satisfied.
Stock-based compensation expense for options and RSUs is recognized based on the respective grant-date fair values. For awards that include a performance-based vesting requirement, the Company recognizes expense when it is probable that the performance-based condition is satisfied and the award has satisfied other vesting conditions, if any. The Company recognizes compensation expense over the requisite service period, generally on a straight-line basis for awards that vest solely based on continued service, or immediately if there is no service period.
The Company elects to account for forfeitures as they occur.
See Note 7 for additional information regarding the Company’s stock-based compensation.
Software Costs
The Company incurs costs associated with the development, maintenance, purchase, and licensing of software. The Company expenses costs to maintain software, preliminary stage costs incurred before development commences, and other costs required by GAAP, presented as operating costs, aggregated by most closely associated functional group, in the Condensed Consolidated Statements of Operations. The Company capitalizes remaining costs as permitted by GAAP, including costs associated with substantively new software functionality for internal use and technologically feasible software for external use that the Company evaluates for impairment at least quarterly. Once internally-developed software is substantively complete and ready for intended use or upon release of software for external use, the Company amortizes capitalized costs over the estimated useful lives on a straight-line basis within “Technology and product development” expense in the Condensed Consolidated Statements of Operations as follows:

	Estimated Useful Life (Years)	September 30, 2025	December 31, 2024
Internally developed software	3	$96,741	$80,664
Accumulated amortization(A)		(69,885)	(57,503)
Net		$26,856	$23,161
__________________
(A)The Company amortized $4.3 million and $12.4 million of capitalized internally-developed software costs during the three and nine months ended September 30, 2025, respectively, and $3.8 million and $13.3 million, respectively, during the three and nine months ended September 30, 2024.
During the nine months ended September 30, 2024, the Company impaired and wrote-off $6.3 million of software it developed that it intended to use to offer equity management services, but that the Company did not ultimately offer, as well as $2.3 million of software it purchased to administer its exchange platform, but that the Company no longer planned to use as intended since the seller subsequently provided enhanced technology services that made the impaired software obsolete. Accordingly, the Company recognized an aggregate impairment of $— million and $8.6 million in “Other income, net” in the Condensed Consolidated Statements of Operations in connection with this software during the three and nine months ended September 30, 2024, respectively.
Other Operational Costs
In addition to stock-based compensation and software costs, the Company primarily incurs costs related to salaries and bonuses of its employees that it accrues on a quarterly basis, or annually for bonuses based on annual service requirements, as well as costs it expenses as incurred, including advertising and promotion; loan underwriting, origination, and servicing; legal, audit, and other professional services; rent; and other general and administrative costs. Sales and marketing costs, including marketing services, direct mail, and digital advertising campaigns, are expensed as incurred. Sales and marketing costs for the three and nine months ended September 30, 2025 was $22.1 million and $54.1 million, respectively, which included $19.1 million and $46.0 million, respectively, of advertising expense. Sales and marketing costs for the three and nine months ended September 30, 2024 was $15.0 million and $41.0 million, respectively, which included $13.4 million and $37.5 million, respectively, of advertising expense.
Other income, net
For the three and nine months ended September 30, 2025 and 2024, “Other income, net” included changes in the fair value of digital assets, realized gains and losses incurred on the sale of digital assets held for sale, gains on legal settlement, and impairment of internally developed software.
Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the Condensed Consolidated Financial Statements’ carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards, measured using the enacted tax rates that are expected to be in effect when the temporary differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income (loss) in the period that includes the enactment date. The Company evaluates the likelihood of future realization of deferred tax assets based on all available evidence and establish a valuation allowance to reduce deferred tax assets when it is more-likely-than-not that deferred tax assets will not be realized.
The Company accounts for uncertain tax positions by reporting a liability for unrecognizable tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.
See Note 13 for additional information regarding the Company’s income taxes.
Recently Issued Accounting Standards
With the exception of those discussed below, there have not been recent changes in accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) that are applicable to, or adopted by, the Company during the nine months ended September 30, 2025.
Recently Issued Accounting Standards Not Yet Adopted
In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for a Share-Based Payment from a Customer in a Revenue Contract (“ASU 2025-07”). The ASU expands the population of contracts excluded from derivative accounting by excluding contracts whose underlyings are based on operations or activities specific to one of the parties to the contract. In addition, the ASU clarifies that a share-based payment received from a customer as consideration for goods or services should be accounted for under ASC 606’s share-based noncash consideration guidance, and that guidance in other topics should not be applied unless and until the entity’s right to receive or retain the share-based noncash consideration is unconditional under ASC 606. ASU 2025-07 is effective for annual periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with earlier adoption permitted. The Company is currently evaluating the effect of adopting ASU 2025-07 on its financial statements.
In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which modernizes the accounting for software costs by removing references to prescriptive project stages and establishing a new recognition threshold. Under ASU 2025-06, entities are required to begin capitalizing internal-use software costs once management has authorized and committed to funding the project and it is probable that the project will be completed and the software will be used as intended. In assessing the probability threshold, entities must evaluate whether significant development uncertainty exists, including unresolved technological innovations or unproven features, or whether significant performance requirements have not been identified or continue to be substantially revised. The amendments also incorporate website development cost guidance into Subtopic 350-40, require property, plant, and equipment disclosures for capitalized internal-use software costs, and eliminate duplicative intangible disclosure requirements. ASU 2025-06 is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual periods, with early adoption permitted. The Company is currently evaluating the effect of adopting ASU 2025-06 on its financial statements.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under topic 606. The practical expedient lets an entity assume that when estimating expected credit losses, current conditions as of the balance sheet date do not change for the remaining life of the asset. The accounting policy election applies to entities other than public business entities who elect the practical expedient to consider collection activity after the balance sheet date when estimating expected credit losses. ASU 2025-05 is effective for periods beginning after December 15, 2025, and interim periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the effect of adopting ASU 2025-05 on its financial statements.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) - Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregated disclosures, in the notes to the financial statements, of certain categories of expenses that are included in expense line items on the face of the income statement. ASU 2024-03 also requires a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, disclosure of the total amount of selling expenses, and in annual reporting periods. the Company’s definition of selling expenses. ASU 2024-03 is effective for public business entities’ annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the effect of adopting ASU 2024-03 on its disclosures.
In December 2023, the FASB issued ASU 2023‐09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions and applies to all entities subject to income taxes. ASU 2023-09 is effective for public business entities’ annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, with retrospective application permitted. The Company is currently evaluating the effect of adopting ASU 2023-09 on its disclosures.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The financial statements for the years ended December 31, 2024 and December 31, 2023 reflect the recast consolidated statements of FTS. The Consolidated Financial Statements include the accounts of the Company and the wholly-owned subsidiaries over which the Company controls significant operating, financial, and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which the Company is determined to have controlling financial interest. In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows have been included and are of a normal and recurring nature. All intercompany balances and transactions have been eliminated.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Consolidation
Variable Interest Entities
A variable interest entity (“VIE”) is a legal entity in which (i) equity at risk investors do not have the characteristics of a controlling financial interest, (ii) the entities do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties, or (iii) substantially all of the activities of the entity are performed on behalf of the party with disproportionately few voting rights. The Company’s variable interest arises from contractual, ownership, or other monetary interests in the entity, which change with fluctuations in the fair value of the entity’s net assets. A VIE is consolidated by its primary beneficiary, the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.
The determination of whether or not to consolidate a VIE under GAAP requires a significant amount of judgment concerning the degree of control over an entity by its holders of variable interests. To make these judgments, management conducts an analysis, on a case-by-case basis, on whether we are the primary beneficiary, the party who has the power to direct the activities of a VIE that most significantly impacts its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE, and are therefore required to consolidate the entity.
In circumstances where an entity does not have the characteristics of a VIE, the Company would consolidate the entity if the Company owns a majority of the equity interest and has control over significant operating, financial and investing decisions of the entity. For entities over which the Company exercises significant influence, but which do not meet the requirements for consolidation, the Company applies the equity method of accounting whereby it records its share of the underlying income of such entities. The Company records its share of income and losses in Other Income (Expense), Net in the Consolidated Statements of Operations. Distributions from equity method investments are classified as Investing Activity in the Consolidated Statements of Cash Flows.
The Company applies the measurement alternative for entities in which the Company holds non-security interests and over which the Company does not exercise significant influence. Under the measurement alternative, investments are measured at cost, less any impairments, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer in the current period. The carrying value is not adjusted for the Company’s investment if there are no observable price changes in a same or similar security from the same issuer or if there are no identified events or changes in circumstances that may indicate impairment.
See Note 3 for additional information regarding the Company’s measurement alternative and equity method investees.
Management continually reconsiders whether we should consolidate a variable interest entity. Upon the occurrence of certain events, management will reconsider its conclusion regarding the status of an entity as a variable interest entity. See Note 8 for additional information regarding the VIEs the Company consolidates.
Noncontrolling Interests in Consolidated Subsidiaries
Noncontrolling interests represent the portion of subsidiaries’ net assets the Company consolidates but does not own. The Company recognizes each noncontrolling holder’s respective share of the net assets at the date of formation or acquisition. Noncontrolling interests are subsequently adjusted for the noncontrolling holder’s share of additional contributions, distributions and their share of the net earnings or losses of each respective consolidated entity. The Company allocates net income or loss to noncontrolling interests based on the weighted average ownership interest during the period. The net income or loss that is not attributable to the Company is reflected in Net Income (Loss) Attributable to Noncontrolling Interests in the Consolidated Statements of Operations. The Company does not recognize a gain or loss on transactions with a consolidated entity in which it does not own 100% of the equity, but the Company reflects the difference in cash received or paid from the noncontrolling interests as adjustments to carrying amount as additional paid-in-capital.
Segments
As detailed in Note 1, the Recombination that was effective on August 29, 2025 recombined FTI and FMH through a series of transactions into a single operating entity. Prior to the Recombination, the Company operated and managed its business through FTI and FMH, including their respective subsidiaries, as two distinct legal entities and disclosed operating segments based on each legal entity.
Following the Recombination, the Company operates as a single operating and reportable segment. The legacy executive management teams have been consolidated into one executive team, and the Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As a result of the change in reportable segments due to the Recombination, the segment disclosure has been recast to conform to how the CODM manages the consolidated business.
The CODM evaluates performance and allocates resources using consolidated net income as reported in the Consolidated Statements of Operations. Significant expense categories and revenue streams reviewed by the CODM are presented on the face of the Consolidated Statements of Operations. The CODM does not review segment assets, liabilities, or capital expenditures; accordingly, no such disclosures are presented. Total consolidated assets are presented on the Consolidated Balance Sheets.
Substantially all of the Company’s revenues and long-lived assets are located in the United States, and the Company does not have any customers that represent more than 10% of consolidated revenues.
The change in segment reporting did not have an impact on the Company’s consolidated financial position, results of operations, cash flows, or stockholders’ equity.
Risks and Uncertainties
In the course of its business, the Company primarily encounters two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on the Company’s investments that results from a borrower’s or counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments due to changes in prepayment rates, interest rates, or other market factors, including risks that impact the value of the collateral underlying the Company’s marketable securities, loans, and servicing assets. To the extent the Company originates, invests in, or services loans concentrated in certain geographic locations, disruptions to those locations may cause material risks to the Company despite favorable macroeceonomic conditions.
Changes in federal, state, or international tax laws or tax rulings could adversely affect our effective tax rate and our operating results.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make subjective estimates, judgments, and assumptions that affect the reported amounts in these Consolidated Financial Statements and accompanying notes including assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and estimates may change as the Company obtains new information. Management uses historical experience, current events, and other factors to develop estimates and assumptions that management reviews periodically. The Consolidated Financial Statements reflect the effects of estimate revisions in the period in which such revisions occur. Management believes that these estimates and assumptions provide a reasonable basis for the fair presentation of the Consolidated Financial Statements.
Significant estimates include the determination of the prepayment rates, discount rates, default rates, and servicing costs (as applicable) used in determining the fair value adjustments for loans held for sale, held for investment and servicing assets, valuation allowance for deferred tax assets, fair value of warrants, and stock-based compensation, including the grant date fair value of the related common stock and employee awards of the Company, employee related costs and other inputs for capitalized internal use software and the related useful life for amortization, and whether or not to consolidate a VIE.
Fair Value
GAAP requires the categorization of the fair value of assets and liabilities into three broad levels that form a hierarchy based on the transparency of inputs to the valuation.

Level	Measurement
1	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
2	Inputs are other than quoted prices that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.
3	Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
The Company follows this hierarchy for its assets and liabilities, with classifications based on the lowest level of input that is significant to the fair value measurement. The following summarizes the Company’s assets and liabilities within the fair value hierarchy at December 31, 2024:

Level	Assets and Liabilities	Measurement
1	Cash and cash equivalents and restricted cash	Estimates of fair value are measured using observable, quoted market prices, or Level 1 inputs
	Digital assets	Estimates of fair value are measured using observable, quoted digital asset prices within the Company’s principal market at the time of measurement as Level 1 inputs.
2	Marketable securities	Estimates of fair value are measured based upon observable market data of similar instruments.
	Personal loans	Estimates of fair value are measured based upon observable market data of similar instruments.
3	Marketable Securities —Residual Interest Securities	Estimated fair value based upon discounted expected future cash flows arising from the securitization collateral cash flows after payments of principal and interest to senior noteholders and other fees, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios
	Loans	Estimated fair value based upon discounted expected future contractual loan cash flows, incorporating assumptions of scheduled principal and interest collections; prepayment and default rates; and debt-to-income and loan-to-value ratios
	Loan servicing asset	Estimated fair value based upon discounted expected future cash flows arising from the market fees earned to service underlying similar loans, net of market servicing costs, of the forecasted loan balances, incorporating scheduled principal and interest collections as well as prepayment and default rates.
Significant Inputs — For the assets and liabilities measurements above, the Company uses the following significant inputs:
•Conditional Prepayment Rate (“CPR”) — The percentage per annum of a pool of loans expected to voluntarily repay principal in advance of scheduled, contractual payment terms based on available market data for similar loan types and prepayment statuses.
•Constant Default Rate (“CDR”) — The percentage per annum of a pool of loans expected to experience delinquency of greater than 90 days based on available market data for similar loan types and delinquency statuses.
•Servicing Rates — Servicing rates used by the Company are based on available market data for similar loan types and delinquency statuses.
•Discount Rate — Expected future cash flows are discounted at a rate derived from market data for similar financial instruments or related collateral.
Fair Value Option — The fair value option provides the Company with an irrevocable option to elect fair value as an alternative measurement for selected financial instruments upon initial recognition of an asset or liability, which the Company is then required to carry at fair value and reflect changes thereon in net income. The Company elected the fair value option for marketable securities, including retained security interests, and loans as management believes incorporating current market conditions in the carrying value of these financial instruments provide better information regarding the Company's economic exposure to these assets.
Valuation Process — On a quarterly basis, with assistance from an independent valuation firm, management estimates the fair value of the Company’s Level 3 assets and liabilities. The Company’s determination of fair value is based upon the best information available for a given circumstance and may incorporate assumptions that are management’s best estimates after consideration of a variety of internal and external factors. When an independent valuation firm expresses an opinion on the fair value of an asset or liability in the form of a range, management selects a value within the range provided by the independent valuation firm to assess the reasonableness of management’s estimated fair value for that asset or liability. At December 31, 2024, the Company’s valuation process for Level 3 measurements, as described below, was conducted internally or by an independent valuation firm and reviewed by management:
•Marketable Securities — Residual Securities Interests — Management generally classifies the Company's investments in the residual interests of securitizations collateralized by loans as Level 3 assets in the fair value hierarchy as such assets lack sufficient observable market activity to classify as Level 2. The Company also holds marketable securities in certain securitizations with recent similar transactions in active markets to derive the fair value of those securities as Level 2 assets.
•Loans — Management generally considers the Company's loans Level 3 assets in the fair value hierarchy as such assets are illiquid investments that are specific to the loan product, for which there is limited market activity. On a quarterly basis, management engages an independent valuation firm to estimate the fair value of each loan categorized as a Level 3 asset. The Company also classifies certain personal and mortgage loans as a Level 2 asset.
•Loan Servicing Asset — Management generally considers the Company's servicing assets Level 3 assets in the fair value hierarchy as such assets are illiquid contracts that are specific to the loan pool serviced. Servicing fees earned and costs incurred are derived from various loan types and are adjusted for the loans the Company services.
•Other Valuation Matters — For Level 3 assets acquired and liabilities assumed during the calendar month immediately preceding a quarter end that were conducted in an orderly transaction with an unrelated party, management generally believes that the transaction price provides the most observable indication of fair value given the illiquid nature of these assets or liabilities, unless management is aware of any circumstances that may cause a material change in the fair value through the remainder of the reporting period. For instance, significant changes in a counterparty’s intent or ability to make payments on a financial asset may cause material changes in the fair value of that financial asset.
See Note 11 for additional information regarding the valuation of the Company's financial assets and liabilities.
Transfers and Servicing
In situations where the Company is the transferor of financial assets to an entity it does not consolidate, the Company assesses whether the transfer of the underlying assets would qualify for sale accounting or should be accounted for as secured borrowing.
A special purpose entity (“SPE”) is an entity designed to fulfill a specific limited need of the company that organized it. SPEs are often used to facilitate transactions that involve securitizing financial assets or resecuritizing previously securitized financial assets. The objective of such transactions may include obtaining non-recourse financing, obtaining liquidity, or refinancing the underlying securitized financial assets on improved terms. Securitization involves transferring assets to an SPE to convert all or a portion of those assets into cash before they would have been realized in the normal course of business through the SPE’s issuance of debt or equity instruments. Investors in an SPE usually have recourse only to the assets in the SPE and, depending on the overall structure of the transaction, may benefit from various forms of credit enhancement, such as over-collateralization in the form of excess assets in the SPE, priority with respect to receipt of cash flows relative to holders of other debt or equity instruments issued by the SPE, or a line of credit or other form of liquidity agreement that is designed with the objective of ensuring that investors receive principal and/or interest cash flow on the investment in accordance with the terms of their investment agreement. The Company securitizes loans if such financing is available.
The Company may periodically enter into transactions in which it transfers assets to a third party. Upon a transfer of financial assets, the Company may retain or acquire subordinated interests in the related assets. In such circumstances, the Company determines whether it has surrendered control over the transferred financial assets, considering its continuing involvement in the transferred financial asset through arrangements or agreements made contemporaneously with, or in contemplation of, the transfer.
If the Company surrenders control of the financial assets, including legal isolation of the financial asset and ability of the transferee to pledge or exchange the transferred assets without constraint, the Company accounts for the transfer as a sale and (a) recognizes the financial and servicing assets it acquired or retained and the liabilities it has incurred, (b) derecognizes financial assets it has sold and liabilities extinguished, (c) recognizes a gain (loss) for the fair value of servicing assets (liabilities) obtained as “Gain on sale of loans, net” in the Consolidated Statements of Operations, and (d) recognizes a realized gain or loss for the difference between the cash proceeds from the sale of loans and the carrying value of the loans sold as “Gain on servicing asset, net” in the Consolidated Statements of Operations.
If the Company has not transferred the entire original financial asset to an entity that is not consolidated and/or when the transferor has continuing involvement with the transferred financial asset that precludes treating the transfer as a sale, the Company retains the financial assets with a related secured borrowing liability for the collateral pledged and does not recognize any gain or loss.
Leases
The Company recognizes right-of-use assets and lease liabilities at the commencement date of the lease based on the present value of remaining fixed and determinable lease payments over the lease term. The Company calculates the present value of future payments by using an estimated incremental borrowing rate, which approximates the rate at which the Company would borrow on a secured basis and over a similar term, and recognizes lease expense for operating leases on a straight-line basis over the lease term. Right-of-use (“ROU”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company uses the incremental borrowing rate on the commencement date in determining the present value of the lease payments.
Derivatives
The Company enters into long and short treasury note futures contracts to manage its interest rate risk and, from time to time, enhance investment returns. The Company’s derivatives are recorded as either assets or liabilities in the Consolidated Balance Sheets and measured at fair value. The Company’s derivative financial instrument contracts are not designated as accounting hedges under GAAP; accordingly, all changes in fair value are recognized in earnings. The Company estimates the fair value of its derivative instruments as described in Note 11 of these Consolidated Financial Statements.
The Company recorded $0.3 million of aggregate net realized and unrealized gains (losses) for derivative assets and liabilities within Gain on Sale of Loans, Net in the Consolidated Statements of Operations for the years ended December 31, 2024. The Company did not have any outstanding futures contracts during the year ended December 31, 2023. The Company recorded the following derivative assets and liabilities within Other Assets in the Consolidated Balance Sheets at December 31, 2024 and 2023:

		December 31,
	Notional	2024	2023
Other Assets
Treasury note futures(A)	$75,000	$329	$—
__________________
(A)No activity during the year ended December 31, 2023.
Balance Sheet Measurement
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid short-term investments with maturities less than 90 days when purchased to be cash equivalents, primarily money market funds. Substantially all amounts on deposit with federally insured financial institutions exceed insured limits. Restricted cash represents cash held on behalf of third parties, primarily principal and interest collected on behalf of loan investors as part of the Company’s servicing operations, held in restricted accounts.
The following table provides a reconciliation of Cash and cash equivalents and Restricted cash reported on the Consolidated Balance Sheets to the total of the same amounts shown in the Consolidated Statements of Cash Flows:

	December 31,
	2024	2023
Cash and cash equivalents	$287,256	$116,548
Restricted cash	57,777	59,232
Total cash and cash equivalents and restricted cash	$345,033	$175,780
Investments
Marketable Securities
Upon securitization of loans the Company originates or purchases in transactions that qualify as sales, the Company is required to retain a certain portion of the securitization trusts into which the loans are sold in the form of debt securities and/ or beneficial or other interests to satisfy risk retention regulations. In each case, the Company elected the fair value option, where applicable, for the securities and other interests acquired at time of sale, and carries those securities and other interests at their fair value, with realized and unrealized changes in fair value recorded as components of Gain on Sale of Loans, Net in the Consolidated Statements of Operations, resulting in a total increase of $1.1 million and total decrease of $2.9 million for the years ended December 31, 2024 and 2023.
Digital assets
The Company holds digital assets for sale, measured at fair value, with changes in fair value recognized in Other Income (Expense), Net in the Consolidated Statements of Operations.
Realized gains and losses on disposition of digital assets held for sale are recognized on a first-in-first-out basis that are influenced by the volume and mix of digital assets received and used as well as the timing of the digital asset turnover. Cash flows from digital assets held for sale are recorded as Investing Activity in the Consolidated Statements of Cash Flows.
Also, the Company holds digital assets held as collateral against personal loans that the Company originates. Recognized customer assets and liabilities comprise customer custodial funds and corresponding customer custodial liabilities that represent the Company’s obligation to return these assets to the customers. Digital asset collateral is recognized if the Company obtains control of the collateral. The Company does not use customer digital assets held as collateral for any loan, margin, rehypothecation, or other similar activities to which the Company or its affiliates are a party, without the customer’s consent.
The Company holds digital assets supported by blockchain network protocols that verify new blocks of data through a consensus mechanism known as Proof of Stake (“PoS”). In PoS, digital asset holders are selected to participate in network functions, such as verifying new blocks, based on the relative percentage of assets they have placed at stake. By performing these functions, new digital assets are created and awarded to those performing the function (“Staking Awards”). Staking Awards are recognized on an accrual basis generally when earned and available for use and are reported separately as Other Income in the Consolidated Statements of Operations.
See Notes 3 and 11 for additional information regarding the Company's investments and valuation, respectively.
Servicing Rights
Servicing rights represent the contractual right to service the loan that the Company either originates and sells or purchases and sells. Upon loan sale, the Company fair values servicing rights held and recognizes a servicing asset, with realized and unrealized changes in fair value recorded as components of Gain on Servicing Asset, Net in the Consolidated Statements of Operations. Realized gains (losses) on servicing rights represent the excess (deficient) expected benefits of servicing that are greater (less) than market compensation for servicing obligations, based on the estimated fair value of servicing rights retained. Servicing rights are aggregated into pools as applicable; each pool of servicing rights is accounted for in the aggregate as a servicing asset.
After the sale of loans the Company services, the Company recognizes the monthly contractual servicing fees it earns, gross of subservicing fees paid to a third party subservicer, based upon the unpaid principal balance ("UPB") of the underlying loans as revenue, presented as Servicing Fees in the Consolidated Statements of Operations.
See Notes 4 and 11 for additional information regarding the Company's servicing rights and valuation, respectively.
Loans
The Company's loan portfolio primarily consists of originated or purchased HELOC loans classified as either held-for-investment when management has the intent and ability to hold such loans for the foreseeable future, until maturity, or until repayment or held for sale when management intends to sell the loans. Upon origination or purchase, the Company elected the fair value option for all loans and carries those loans at their fair value, with realized and unrealized changes in fair value recorded as components of Gain on sale of loans, net in the Consolidated Statements of Operations, resulting in a net gain of $16.5 million and a net loss of $3.3 million for the years ended December 31, 2024 and 2023. The Company recognizes loan discounts, if any, on the loans it originates as Origination Fees in the Consolidated Statements of Operations at time of origination.
See Notes 5 and 11 for additional information regarding the Company's loans and valuation, respectively, and see Note 9 for information regarding the Company’s commitments and obligations related to loans the Company holds and sells.
Debt
The Company primarily finances its operations using (a) warehouse credit facilities secured by the loans it originates or acquires ("Funding Debt"), (b) repurchase agreements for the securities it retains upon securitization of those loans, excluding residual interests therein ("Retained Interest Repurchase Agreement"), and (c) a promissory note under which the Company pledges certain eligible loan servicing rights, net of expected costs ("MSR Note").
Each of these borrowing arrangements are treated as collateralized financing transactions and carried at their contractual amounts, excluding accrued interest, as specified in the respective agreements. The carrying amount of the Company’s secured financing agreements and warehouse credit facilities approximates fair value as they are either short-term and/or mark-to-market facilities. The Company pledges certain securities, loans or other assets as collateral under secured financing agreements and warehouse credit facilities with financial institutions, the terms and conditions of which are governed by each respective lender agreement. The amounts available to be borrowed under repurchase agreements and warehouse credit facilities are dependent upon the fair value of the securities, or unpaid principal balance of loans pledged as collateral, which can fluctuate with changes in interest rates, type of security and liquidity conditions within the banking, mortgage finance and real estate industries.
The Company capitalizes and amortizes deferred debt facility costs incurred when entering financing agreements on a straight-line basis over the expected term of term facilities or weighted-average life of the expected principal repayments for revolving credit facilities. The Company recognizes amortization of deferred debt facility costs, as well as deferred amounts written off and contractual interest and fees owed as incurred, as interest expense in its Consolidated Statements of Operations, which does not materially differ from the effective interest method applied to such facilities.
See Note 6 for additional information regarding the Company's debt.
Other Assets and Liabilities
At December 31, 2024 and 2023, (a) Other current assets primarily included prepaid expenses and distressed asset claims and (b) Other non-current assets primarily included right-of-use lease assets, internally developed software and investments. At December 31, 2024 and 2023, Other current liabilities included digital asset collateral repayment obligations, loan indemnification reserve, and other payables.
See Notes 3 and 11 for further information on the digital asset collateral repayment obligation.
During the year ended December 31, 2024, the Company expensed $5.0 million of costs it capitalized as other assets in anticipation of raising capital once the Company determined that it was unlikely such costs would provide future benefit.
Income Recognition
Revenue Recognition
The Company’s revenues are substantially comprised of ecosystem and technology fees, loan originations and sales, including interest income earned thereon, and loan servicing.
Ecosystem Fees
The Company provides certain loan originators access to its custom-built marketplace platform to facilitate the origination, buying, and selling of standardized assets originated through its loan origination system in exchange for fees to use its technology for such loan originations. The provision of continuous stand-ready access to this platform is the Company’s only performance obligation. Accordingly, the performance obligation is satisfied when each loan is originated, and the Company has the right to invoice the loan originator upon origination. Loan originators can access the platform until their status is terminated via written notice by either the loan originator or the Company.
The Company elected to use the as-invoiced practical expedient to recognize revenue associated with this subscription as the invoiced amount directly corresponds to the value to the loan originator of the Company’s performance obligation completed to date since the platform no longer provides any further utility to the loan originator after loan origination.
Ecosystem fees are one-time fees applied on a loan-by-loan basis, and invoiced monthly based on the monthly funded volume the loan originator originated in the previous complete calendar month. The fees are based on a sliding scale that decreases as higher volume tiers are reached, with some loan originators subject to a minimum fee threshold applicable to higher volume tiers. The Company assesses the tiered volume on a month-to-month basis and volume applied to tiers reached in any given month do not apply to future periods.
Technology Fees
The Company earns volume-based technology and processing fees, based on the principal balance of each loan originated from our origination partners, excluding wholesale brokers, using the Technology Offering, access to which represents the Company’s sole performance obligation that is satisfied upon each loan transaction as well as a fee associated with the execution of loan sales. The Technology Offering enables partners, who are retail and wholesale lenders, to originate loans branded under each partner’s name through access to a suite of services such as loan application submission and verification, risk underwriting, and electronic loan offer and documentation delivery for borrower execution. The Company bills a fixed amount for each loan originated and generally bills associated fees on a monthly basis with customary payment terms. As such, the Company’s contracts with customers do not include a significant financing component.
The Company recognizes both ecosystem and technology fees in accordance with ASC 606, Revenue from Contracts with Customers.
At the Company’s discretion and subject to its right of first refusal, the Company may purchase loans originated using its Technology Offering and account for such purchases in accordance with ASC 860, classified as Loans held for sale, at fair value in the Consolidated Balance Sheets as the Company intends to resell these loans to third-party loan investors while retaining servicing rights.
Program Fees
The Company earns a fee for arranging and facilitating the transfer of financials assets through the securitization of HELOCs, which are accounted for under ASC 860, Transfers and Servicing. This fee is based on the outstanding principal balance of the transferred HELOCs and is fully earned on the securitization closing date. Program fees are paid by the trust upon closing.
The following table presents the components of Ecosystem and technology fees in the Consolidated Statements of Operations:

	December 31,
	2024	2023
Ecosystem and technology fees(A)
Ecosystem and technology fees accounted for under ASC 606:
Technology offering fees	$20,188	$10,215
Ecosystem fees	122	—
	20,310	10,215
Other fees (not in scope of ASC 606):
Program fees	8,004	413
	8,004	413
Total ecosystem and technology fees	$28,314	$10,628
__________________
(A)Ecosystem and technology fees include fees that are accounted for under ASC 606, as well as Program fees that are not in the scope of ASC 606.
Interest Income
The Company earns interest income primarily from three sources:
•Loans — The Company accrues interest income on loans it holds based on the UPB outstanding at contractual interest rates, reported as Interest income on the Consolidated Statements of Operations. Loans are placed on nonaccrual status when they become 90 days past due (30 days past due for collateralized personal loans) or when management doubts full recovery of interest and principal. Loans are considered past due when contractually required principal or interest payments have not been made on the due dates. When a loan is placed on nonaccrual status, the accrued and unpaid interest is reversed as a reduction of interest income and accrued interest receivable. Interest income is subsequently recognized only to the extent cash payments are received or when the loan has been placed back in accrual status. Loans are restored to accrual status when the loan becomes current and management expects repayment of the remaining contractual principal and interest. The Company also recognizes cash received on non-accrual loans as interest income after all contractual principal repaid or expects collection of the remaining UPB.
•Marketable Securities — The Company recognizes interest income on debt securities where the Company expects to collect all contractual cash flows, and the debt security cannot be contractually prepaid in such a way that the Company would not recover substantially all of its recorded investment, based on the stated coupon rate and the outstanding principal amount of the debt security. The Company recognizes interest income on beneficial interests based on the investment’s accretable yield, which represents the difference between the expected undiscounted cash flows and the carrying value of the investment. The Company recognizes the accretable yield as interest income on a prospective level yield basis over the life of the expected cash flows. Changes in the amount or timing of actual or expected cash flows may change the accretable yield, and the Company adjusts interest income recognized in future periods using a recalculated level yield applied to the then-current carrying value. Increases (decreases) in the amount of cash flows or acceleration (deceleration) of cash flows, in isolation, generally increase (decrease) the interest income recognized in future periods.
•Cash and Cash Equivalents — The Company accrues interest income monthly for cash held at depository institutions and investments in short-term instruments such as money-market funds.
Refer to “— Loans” for a discussion of revenues recognized as Origination fees and Gain on sale of loans, net, and refer to “— Servicing” for a discussion of revenue recognized as Servicing fees and Gain on servicing asset, net, respectively, in the Consolidated Statements of Operations.
Expense Recognition
Operating Costs
The Company presents stock-based compensation, software licenses, and other operational expenses within the following functional groups based on the headcount allocable to each group and the specific operation of each group:
•General and Administrative — Corporate activities not allocable to the other groups
•Technology and product development — Development and maintenance of the Technology Offering
•Operations and processing — Loan underwriting, origination, and servicing
•Sales and marketing — Advertising, marketing, and sales
Stock-Based Compensation
The Company issues stock options and restricted stock awards (“RSAs”) to employees and non-employees, including directors and third-party service providers. Stock options are initially measured at fair value at the date of grant using the Black-Scholes option-pricing model. RSAs are measured at the fair market value of our common stock at the grant date. Stock-based compensation expenses for options and RSAs are recognized based on their respective grant-date fair values. For awards that include a performance-based vesting requirement, the Company would recognize expense when it is probable that the performance-based condition is satisfied and the award has satisfied other vesting conditions, if any. The Company expenses the estimated fair value of awards on the date of grant on a straight-line basis over the requisite service period, or immediately if there is no service period, for awards that only require time-based vesting requirements. The Company elects to account for forfeitures as they occur.
Additionally, the Company granted warrants to a preferred shareholder in exchange for software license and other services.
See Note 7 for additional information regarding the Company’s stock-based compensation.
Software Costs
The Company incurs costs associated with the development, maintenance, purchase, and licensing of software. The Company expenses costs to maintain software, preliminary stage costs incurred before development commences, and other costs required by GAAP, presented as operating costs, aggregated by most closely associated functional group, in the Consolidated Statements of Operations. The Company capitalizes remaining costs permitted by GAAP, including costs associated with substantively new software functionality for internal use and technologically feasible software for external use that the Company evaluates for impairment at least quarterly. Once internally-developed software is substantively complete and ready for intended use or upon release of software for external use, the Company amortizes capitalized costs over the estimated useful lives on a straight-line basis within Technology and product development expense in the Consolidated Statements of Operations as follows:

	Estimated Useful Life (Years)	December 31,
		2024	2023
Internally developed software	3	$80,664	$80,901
Accumulated amortization(A)		(57,503)	(50,622)
Net		$23,161	$30,279
__________________
(A)The Company amortized $17.1 million and $19.4 million of capitalized internally-developed software costs during the years ended December 31, 2024 and 2023.
During the year ended December 31, 2024, the Company impaired and wrote-off $6.3 million of software it developed within its Market segment that it intended to use to offer equity management services, but that the Company did not ultimately offer, as well as $2.3 million of software it purchased within its Markets segment to administer its exchange platform, but that the Company no longer planned to use as intended since the seller subsequently provided enhanced technology services that made the impaired software obsolete. Accordingly, the Company recognized an aggregate impairment of $8.6 million in Other Income (Expense), Net in the Consolidated Statements of Operations in connection with this software.
Other Operational Costs
In addition to stock-based compensation and software costs, the Company primarily incurs costs related to salaries and bonuses of its employees that it accrues on a quarterly basis, or annually for bonuses based on annual service requirements, as well as costs it expenses as incurred, including advertising and promotion; loan underwriting, origination, and servicing; legal, audit, and other professional services; rent, and other general and administrative costs. Sales and marketing costs, including marketing services, direct mail and digital advertising campaigns are expensed as incurred. Sales and marketing costs for the years ended December 31, 2024 and 2023 was $55.7 million and $52.8 million, respectively, which included $50.1 million and $46.5 million, respectively, of advertising expense.
Other Income (Expense), net
For the years ended December 31, 2024 and 2023, Other income (expense), net included changes in the fair value of digital assets, gains on legal settlement, impairment of internally developed software, and other income and expenses.
Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the Consolidated Financial Statements carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards, measured using the enacted tax rates that are expected to be in effect when the temporary differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income (loss) in the period that includes the enactment date. We evaluate the likelihood of future realization of our deferred tax assets based on all available evidence and establish a valuation allowance to reduce deferred tax assets when it is more-likely-than-not that deferred tax assets will not be realized.
The Company accounts for uncertain tax positions by reporting a liability for unrecognizable tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.
Recently Adopted Accounting Standards
Segment Reporting
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The new guidance requires disclosure, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker, and an amount for other segment items by reportable segment, with a description of its composition. In addition, the amendments enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. The Company adopted this guidance effective for its fiscal year 2024, with retrospective application to all prior periods presented in the financial statements and has made the required disclosures. See “— Segments” for these disclosures.
Digital Assets
In December 2023, the FASB issued ASU 2023-08, Intangibles-Goodwill and Other-Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. The new guidance provides guidance on the accounting for and disclosure of crypto assets and requires that the Company (i) subsequently remeasure crypto assets at fair value in the financial statements and record gains and losses from remeasurement in the statements of operations; (ii) present crypto assets separate from other intangible assets in the balance sheets; (iii) present the gains and losses from remeasurement of crypto assets separately in the statements of operations; and (iv) provide specific disclosures for crypto assets. The Company early adopted ASU 2023-08 on January 1, 2024 on a modified retrospective basis.
Recently Issued Accounting Standards, Not Yet Adopted
Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023‐09, Improvements to Income Tax Disclosures. This new guidance requires additional disclosure with respect to specific categories in the rate reconciliation as well as require additional information for reconciling items that meet a certain quantitative threshold. The disclosure requirements will be applied on a prospective basis, with the option to apply them retrospectively. The standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact the new standard will have on the financial statement disclosures.
Disaggregation of Income Statement Expenses
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) - Disaggregation of Income Statement Expenses. The new guidance requires the disclosure of additional information about specific costs and expense categories in the notes to financial statements. The standard is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The standard should be applied on a prospective basis with the option to apply the standard retrospectively. The Company is currently evaluating the impact of this standard on its financial statements and disclosures.